Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
July 31, 2022

Dates Covered
Collections Period	07/01/22 - 07/31/22
Interest Accrual Period	07/15/22 - 08/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/22	165,148,379.77	15,511
Yield Supplement Overcollateralization Amount 06/30/22	4,401,745.22	0
Receivables Balance 06/30/22	169,550,124.99	15,511
Principal Payments	9,681,719.56	307
Defaulted Receivables	88,869.74	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/22	4,002,108.05	0
Pool Balance at 07/31/22	155,777,427.64	15,197

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.39%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,349,109.30	151
Past Due 61-90 days	557,540.57	37
Past Due 91-120 days	86,430.54	7
Past Due 121+ days	0.00	0
Total	2,993,080.41	195

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.87%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	94,018.37
Aggregate Net Losses/(Gains) - July 2022	(5,148.63)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.04%
Prior Net Losses/(Gains) Ratio	0.19%
Second Prior Net Losses/(Gains) Ratio	-0.26%
Third Prior Net Losses/(Gains) Ratio	-0.28%
Four Month Average	-0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.85%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	4.03%
Weighted Average Contract Rate, Yield Adjusted	6.53%
Weighted Average Remaining Term	26.30

Flow of Funds	$ Amount
Collections	10,328,094.05
Investment Earnings on Cash Accounts	3,814.97
Servicing Fee	(141,291.77)
Transfer to Collection Account	-
Available Funds	10,190,617.25

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	299,309.66
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	4,179,611.15
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	387,723.13
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	10,190,617.25

Servicing Fee	141,291.77
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 07/15/22	159,957,038.79
Principal Paid	9,370,952.13
Note Balance @ 08/15/22	150,586,086.66

Class A-1
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-3
Note Balance @ 07/15/22	30,287,038.79
Principal Paid	9,370,952.13
Note Balance @ 08/15/22	20,916,086.66
Note Factor @ 08/15/22	6.0276907%

Class A-4
Note Balance @ 07/15/22	82,950,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	82,950,000.00
Note Factor @ 08/15/22	100.0000000%

Class B
Note Balance @ 07/15/22	31,150,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	31,150,000.00
Note Factor @ 08/15/22	100.0000000%

Class C
Note Balance @ 07/15/22	15,570,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	15,570,000.00
Note Factor @ 08/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	431,941.99
Total Principal Paid	9,370,952.13
Total Paid	9,802,894.12

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	76,727.16
Principal Paid	9,370,952.13
Total Paid to A-3 Holders	9,447,679.29

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4170653
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.0482027
Total Distribution Amount	9.4652680

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2211157
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	27.0056257
Total A-3 Distribution Amount	27.2267414

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	446.02
Noteholders' Principal Distributable Amount	553.98

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/22	2,595,670.49
Investment Earnings	3,380.89
Investment Earnings Paid	(3,380.89)
Deposit/(Withdrawal)	-
Balance as of 08/15/22	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$395,637.46	$697,813.85	$384,229.06
Number of Extensions	29	45	24
Ratio of extensions to Beginning of Period Receivables Balance	0.23%	0.39%	0.20%